Income Taxes (Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income from continuing operations before income taxes: Israel		$ 67,643	$ 20,430	$ 20,783
Income from continuing operations before income taxes: Non-Israeli		4,285	2,969	1,990
Income from continuing operations before incomes taxes		71,928	23,399	22,773
Income tax expense from continuing operations, Current: Israel	[1]	9,930	0	0
Income tax expense from continuing operations, Current: Non-Israeli		1,603	670	424
Current Income tax expense from continuing operations, Total		11,533	670	424
Deferred benefit: Israel		714	943	1,351
Deferred benefit: Non-Israeli		(596)	8	175
Deferred benefit		118	951	1,526
Actual income tax expense (benefit)		$ 11,651	$ 1,621	$ 1,950

[1]	see Note 18B(b)